STOCKHOLDERS' EQUITY - RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Ending balance (in shares)	588,948
Restricted Stock Units (RSUs)
Number of RSUs
Beginning balance (in shares)	912,128	443,843
Granted (in shares)	551,150	1,320,782
Vested (in shares)	(271,596)	(723,334)
Forfeited/Cancelled (in shares)	(162,734)	(129,163)
Ending balance (in shares)	588,948	912,128
Weighted -Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 37.48	$ 13.26
Granted (in dollars per share)	27.92	37.03
Vested (in dollars per share)	35.36	32.52
Forfeited (in dollars per share)	34.19	15.86
Ending balance (in dollars per share)	$ 31.92	$ 37.48
Restricted Stock Units (RSUs) | LTIP Plan
Number of RSUs
Forfeited/Cancelled (in shares)	(440,000)
Weighted -Average Grant Date Fair Value
Forfeited (in dollars per share)	$ 35.47